UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Institutional U.S. Government Money Market Fund
Class A [INFXX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin Institutional U.S. Government Money Market Fund (previously known as IFT Money Market Portfolio) for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$4,663,433,764
Total Number of Portfolio Holdings*	97
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Institutional U.S. Government Money Market Fund	PAGE 1	140-STSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Institutional
Fiduciary Trust
Financial Statements and Other Important Information
Semi-Annual | December 31, 2025
Franklin Institutional U.S. Government Money Market Fund
(formerly, Money Market Portfolio)

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 4
Notes to Financial Statements 7
The Money Market Portfolios 10
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Institutional Fiduciary Trust
Financial Highlights
Franklin Institutional U.S. Government Money Market Fund
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.020 0.043 0.050 0.034 0.001 —
a
Less distributions from:
Net investment income .............. (0.020) (0.043) (0.050) (0.034) (0.001) (—)
a
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.04% 4.43% 5.09% 3.46% 0.09% —%
c
Ratios to average net assets
d,e
Expenses before waiver and payments by
affiliates .......................... 0.35% 0.36% 0.36% 0.35% 0.36% 0.36%
Expenses net of waiver and payments by
affiliates .......................... 0.17% 0.33% 0.36% 0.35% 0.14% 0.10%
Net investment income ............... 3.99% 4.38% 5.00% 3.36% 0.07% —%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,663,434 $5,732,663 $6,464,382 $5,845,294 $6,432,872 $8,239,555
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Rounds to less than 0.01%.
d
Ratios are annualized for periods less than one year.
e
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Institutional Fiduciary Trust
Schedule of Investments (unaudited), December 31, 2025
Franklin Institutional U.S. Government Money Market Fund
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Money Market Funds 100.1%
a
U.S. Government Money Market Portfolio (The) , 3.665% ...................... 4,666,753,026 $ 4,666,753,026
Total Money Market Funds (Cost $ 4,666,753,026 ) ................................
4,666,753,026
Other Assets, less Liabilities (0.1) % ...........................................
(3,319,262)
Net Assets 100.0% ...........................................................
$4,663,433,764
a
The rate shown is the annualized seven-day effective yield at period end.

Institutional Fiduciary Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Institutional
U.S.
Government
Money Market
Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $4,666,753,026
Cash .................................................................................... 4,993
Receivables:
Dividends ............................................................................... 1,611
Affiliates ................................................................................ 783,540
Total assets 4,667,543,170
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,775
Administrative fees ........................................................................ 855,900
Transfer agent fees ........................................................................ 40,868
Trustees' fees and expenses ................................................................. 8,381
Distributions to shareholders ................................................................. 3,148,426
Accrued expenses and other liabilities ........................................................... 54,056
Total liabilities ......................................................................... 4,109,406
Net assets, at value $4,663,433,764
Net assets consist of:
Paid-in capital ............................................................................. $4,663,427,469
Total distributable earnings (losses) ............................................................. 6,295
Net assets, at value ................................................................. $4,663,433,764
Shares outstanding ......................................................................... 4,663,429,531
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

Institutional Fiduciary Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Institutional
U.S.
Government
Money Market
Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $104,533,314
Expenses:
Administrative fees (Note 3 a ) .................................................................. 5,217,333
Transfer agent fees (Note 3b) .................................................................. 19,476
Reports to shareholders fees .................................................................. 1,616
Registration and filing fees .................................................................... 11,406
Professional fees ........................................................................... 37,017
Trustees' fees and expenses .................................................................. 30,978
Other .................................................................................... 14,754
Total expenses ......................................................................... 5,332,580
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (4,810,848)
Net expenses ......................................................................... 521,732
Net investment income ................................................................ 104,011,582
Net increase (decrease) in net assets resulting from operations .......................................... $104,011,582

Institutional Fiduciary Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Institutional U.S. Government
Money Market Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $104,011,582 $212,731,429
Distributions to shareholders .............................................. (104,013,278) (212,732,826)
Capital share transactions (Note 2 ) .......................................... (1,069,227,493) (731,717,968)
Net increase (decrease) in net assets ................................... (1,069,229,189) (731,719,365)
Net assets:
Beginning of period ..................................................... 5,732,662,953 6,464,382,318
End of period .......................................................... $4,663,433,764 $5,732,662,953

Institutional Fiduciary Trust

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Institutional U.S. Government Money Market Fund
1. Organization and Significant Accounting Policies
Institutional Fiduciary Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Institutional U.S. Government Money Market
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
Shares of the Fund are offered to other investment
companies and accounts managed by Franklin Advisers
Inc. (Advisers) or its affiliates, and to other institutional investors. At December 31, 2025, Advisers, affiliates of
Advisers, investment companies and accounts managed by
Advisers or its affiliates owned 4,663,429,531 shares of the
Fund.
Effective September 23, 2025, Money Market Portfolio was
renamed Franklin Institutional U.S. Government Money
Market Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Board has designated the
Portfolio’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund’s administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At December 31, 2025,
the Fund owned 47.14% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Institutional U.S. Government Money Market Fund
(continued)
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
c. Waiver and Expense Reimbursements
The Portfolio's investment manager has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired Fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation,
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares sold ............................................................ $30,274,944,036 $58,411,133,484
Shares issued in reinvestment of distributions ................................... 80,359,172 168,109,521
Shares redeemed ........................................................ (31,424,530,701) (59,310,960,973)
Net increase (decrease) ................................................... $(1,069,227,493) $(731,717,968)
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Institutional U.S. Government Money Market Fund
(continued)
indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.17%, based on the average net assets of the
Fund until October 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At December 31, 2025, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
6. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
3. Transactions with Affiliates
(continued)
c. Waiver and Expense Reimbursements
(continued)

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.020 0.045 0.052 0.036 0.001 —
Net realized gains (losses) ........... — — — —
a
— (—)
a
Total from investment operations ........ 0.020 0.045 0.052 0.036 0.001 —
a
Less distributions from:
Net investment income .............. (0.020) (0.045) (0.052) (0.036) (0.001) (—)
a
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.05% 4.62% 5.30% 3.67% 0.14% 0.01%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15%
d
0.10%
d
0.09%
d
Net investment income ............... 4.01% 4.54% 5.20% 3.58% 0.13% —%
e
Supplemental data
Net assets, end of period (000’s) ........ $9,900,586 $10,994,096 $11,497,745 $10,718,122 $11,102,314 $11,811,420
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments (unaudited), December 31, 2025
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 64.9%
FFCB ,
a
3.617%, 1/21/26 ................................................... $ 88,692,000 $ 88,514,123
a
3.748%, 1/22/26 ................................................... 105,100,000 104,870,707
b
FRN, 3.8%, (SOFR + 0.09%), 5/14/26 .................................. 79,100,000 79,106,019
b
FRN, 3.8%, (SOFR + 0.09%), 8/17/26 .................................. 22,130,000 22,130,000
b
FRN, 3.795%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 34,155,000 34,169,974
b
FRN, 3.78%, (SOFR + 0.07%), 10/13/26 ................................ 89,251,000 89,251,000
b
FRN, 3.71%, ( U.S. Federal Funds + 0.07%), 10/15/26 ...................... 50,000,000 50,000,000
b
FRN, 3.76%, (SOFR + 0.05%), 11/10/26 ................................. 31,725,000 31,725,000
b
FRN, 3.775%, (SOFR + 0.065%), 3/05/27 ............................... 100,000,000 100,000,000
b
FRN, 3.805%, (SOFR + 0.095%), 3/05/27 ............................... 9,000,000 9,000,000
b
FRN, 3.82%, (SOFR + 0.11%), 4/22/27 ................................. 89,275,000 89,275,000
b
FRN, 3.805%, (SOFR + 0.095%), 4/29/27 ............................... 83,940,000 83,940,000
781,981,823
FHLB ,
a
3.776%, 1/02/26 ................................................... 105,200,000 105,188,969
a
3.552%, 1/06/26 ................................................... 172,100,000 172,015,145
a
3.863%, 1/07/26 ................................................... 100,000,000 99,935,667
a
3.553%, 1/08/26 ................................................... 150,000,000 149,896,458
a
3.863%, 1/09/26 ................................................... 150,000,000 149,871,333
a
3.592%, 1/12/26 ................................................... 224,435,000 224,188,961
a
3.85%, 1/14/26 ................................................... 158,275,000 158,055,239
a
3.595%, 1/15/26 ................................................... 200,000,000 199,720,778
a
3.667%, 1/16/26 ................................................... 275,000,000 274,580,469
a
3.809%, 1/23/26 ................................................... 100,000,000 99,767,778
a
3.619%, 1/26/26 ................................................... 150,000,000 149,623,958
a
3.77%, 1/28/26 ................................................... 103,500,000 103,208,130
a
3.751%, 1/30/26 ................................................... 52,600,000 52,441,528
a
3.616%, 2/13/26 ................................................... 104,850,000 104,399,145
a
3.762%, 2/20/26 ................................................... 149,500,000 148,722,736
a
3.611%, 2/27/26 ................................................... 102,925,000 102,339,957
a
3.599%, 3/09/26 ................................................... 50,000,000 49,667,326
a
3.802%, 3/13/26 ................................................... 102,685,000 101,920,496
a
3.608%, 3/20/26 ................................................... 203,000,000 201,425,397
a
3.591%, 4/27/26 ................................................... 100,000,000 98,856,111
a
3.585%, 5/08/26 ................................................... 100,000,000 98,751,167
4%, 9/18/26 ...................................................... 88,835,000 88,785,757
b
FRN, 3.715%, (SOFR + 0.005%), 2/09/26 ............................... 93,200,000 93,200,000
b
FRN, 3.735%, (SOFR + 0.025%), 2/17/26 ............................... 92,820,000 92,820,000
b
FRN, 3.785%, (SOFR + 0.075%), 11/27/26 ............................... 88,680,000 88,680,000
b
FRN, 3.77%, (SOFR + 0.06%), 1/29/27 ................................. 105,000,000 105,000,000
b
FRN, 3.79%, ( SOFR + 0.08%), 3/05/27 ................................. 95,000,000 95,032,655
b
FRN, 3.81%, (SOFR + 0.1%), 3/16/27 .................................. 88,430,000 88,430,000
b
FRN, 3.84%, (SOFR + 0.13%), 12/08/27 ................................ 75,850,000 75,850,000
3,572,375,160
FHLMC ,
a
3.582%, 1/05/26 ................................................... 100,000,000 99,960,222
a
3.8%, 1/13/26 .................................................... 106,900,000 106,764,772
a
3.599%, 1/26/26 ................................................... 127,640,000 127,321,786
a
3.822%, 2/02/26 ................................................... 45,540,000 45,385,771
a
3.669%, 3/09/26 ................................................... 100,000,000 99,321,625
b
FRN, 3.79%, (SOFR + 0.08%), 1/08/27 ................................. 121,300,000 121,302,308
b
FRN, 3.805%, (SOFR + 0.095%), 5/05/27 ............................... 59,100,000 59,100,000
659,156,484

The Money Market Portfolios
Schedule of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See abbreviations on page 19 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
FNMA ,
a
3.863%, 1/07/26 ................................................... $ 52,250,000 $ 52,216,386
a
3.807%, 1/20/26 ................................................... 99,700,000 99,500,046
b
FRN, 3.79%, (SOFR + 0.08% ), 12/22/27 ................................ 23,000,000 23,000,000
174,716,432
a
U.S. Treasury Bills ,
3.62%, 1/02/26 ................................................... 49,000,000 48,995,073
3.865%, 1/15/26 ................................................... 100,000,000 99,849,889
3.617%, 1/22/26 ................................................... 116,000,000 115,755,723
3.829%, 1/27/26 ................................................... 200,000,000 199,448,222
3.625%, 1/29/26 ................................................... 155,000,000 154,564,192
3.808%, 2/03/26 ................................................... 139,840,000 139,353,388
3.783%, 2/05/26 ................................................... 100,000,000 99,633,395
3.838%, 2/10/26 ................................................... 200,000,000 199,150,444
3.785%, 3/19/26 ................................................... 136,750,000 135,651,052
3.981%, 5/14/26 ................................................... 43,000,000 42,375,676
1,234,777,054
Total U.S. Government and Agency Securities (Cost $6,423,006,953) ..............
6,423,006,953
c
Repurchase Agreements 35.0%
Bank of New York Mellon Corp. (The), 3.7%, 1/02/26 (Maturity Value $84,517,369)
Collateralized by U.S. Treasury Note, 4.375%, 5/15/34 (valued at $86,190,006) ... 84,500,000 84,500,000
Bank of New York Mellon Corp. (The), 3.82%, 1/02/26 (Maturity Value $700,148,556)
Collateralized by U.S. Treasury Note, 3.625%, 8/31/27 (valued at $714,000,033) .. 700,000,000 700,000,000
BNP Paribas Securities Corp., 3.81%, 1/02/26 (Maturity Value $750,158,750)
Collateralized by U.S. Treasury Note, 3.75%, 5/15/28 (valued at $765,956,250) ... 750,000,000 750,000,000
Deutsche Bank Securities, Inc., 3.82%, 1/02/26 (Maturity Value $120,025,467)
Collateralized by U.S. Treasury Notes, 0.625% - 3.75%, 4/30/27 - 11/30/30 (valued at
$122,400,026) .................................................... 120,000,000 120,000,000
Goldman Sachs & Co. LLC, 3.81%, 1/02/26 (Maturity Value $700,148,167)
Collateralized by U.S. Treasury Note, 2.5%, 3/31/27 (valued at $714,372,478) .... 700,000,000 700,000,000
HSBC Securities USA, Inc., 3.83%, 1/02/26 (Maturity Value $600,127,667)
Collateralized by Agency Mortgage-Backed Securities, 0% - 7.5%, 6/10/26 - 11/20/55
and U.S. Treasury Bond, 0% - 2.375%, 11/15/39 - 2/15/55 (valued at $612,000,001) 600,000,000 600,000,000
RBC Dominion Securities, Inc., 3.82%, 1/02/26 (Maturity Value $514,909,252)
Collateralized by U.S. Treasury Notes,  0% - 4.625%, 1/29/26 - 11/15/30 (valued at
$525,096,000) .................................................... 514,800,000 514,800,000
Total Repurchase Agreements (Cost $3,469,300,000) ............................
3,469,300,000
Total Short Term Investments (Cost $9,892,306,953) .............................
9,892,306,953
a
Total Investments (Cost $9,892,306,953) 99.9% ..................................
$9,892,306,953
Other Assets, less Liabilities 0.1% .............................................
8,278,702
Net Assets 100.0% ...........................................................
$9,900,585,655
a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2025 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $6,423,006,953
Unaffiliated repurchase agreements, at value and cost ............................................... 3,469,300,000
Cash .................................................................................... 62,815
Receivables:
Interest ................................................................................. 9,495,638
Total assets .......................................................................... 9,901,865,406
Liabilities:
Payables:
Management fees ......................................................................... 1,305,289
Professional fees ......................................................................... 89,955
Trustees' fees and expenses ................................................................. 12,177
Distributions to shareholders ................................................................. 90
Accrued expenses and other liabilities ........................................................... (127,760)
Total liabilities ......................................................................... 1,279,751
Net assets, at value ................................................................. $9,900,585,655
Net assets consist of:
Paid-in capital ............................................................................. $9,900,383,739
Total distributable earnings (losses) ............................................................. 201,916
Net assets, at value ................................................................. $9,900,585,655
Shares outstanding ......................................................................... 9,900,385,337
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $218,064,607
Expenses:
Management fees (Note 3 a ) ................................................................... 7,861,204
Custodian fee s ............................................................................. 23,570
Reports to shareholders fees .................................................................. 1,504
Professional fees ........................................................................... 37,404
Trustees' fees and expenses .................................................................. 60,315
Other .................................................................................... 48,843
Total expenses ......................................................................... 8,032,840
Net investment income ................................................................ 210,031,767
Net increase (decrease) in net assets resulting from operations .......................................... $210,031,767

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $210,031,767 $457,046,589
Distributions to shareholders .............................................. (209,930,452) (456,945,921)
Capital share transactions (Note 2 ) .......................................... (1,093,611,331) (503,749,714)
Net increase (decrease) in net assets ................................... (1,093,510,016) (503,649,046)
Net assets:
Beginning of period ..................................................... 10,994,095,671 11,497,744,717
End of period .......................................................... $9,900,585,655 $10,994,095,671

The Money Market Portfolios
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio

ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the
seller, collateralized by securities which are delivered to
the Portfolio's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Schedule of
Investments, had been entered into on December 31, 2025.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Fund’s federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares sold ............................................................ $9,200,668,471 $24,661,124,716
Shares issued in reinvestment of distributions ................................... 209,940,891 457,103,361
Shares redeemed ........................................................ (10,504,220,693) (25,621,977,791)
Net increase (decrease) ................................................... $(1,093,611,331) $(503,749,714)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At December 31, 2025, the shares of the Portfolio were owned by the following investment companies:
4. Income Taxes
At December 31, 2025, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2025, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Operating Segments
The Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Portfolio's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust— Franklin Institutional U.S. Government Money Market Fund ...... 4,666,753,026 47.14%
Franklin U.S. Government Money Fund ........................................... 5,233,632,311 52.86%
9,900,385,337 100.00%
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
7. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

Institutional Fiduciary Trust

ftinstitutional.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

THE MONEY MARKET PORTFOLIOS

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4340-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Institutional Fiduciary Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026